ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2023
Receivables [Abstract]
Schedule of Account receivable

	June 30,
	2022	2023
Notes receivable	$68,953	$38,046
Accounts receivable	326,413	344,785
Allowance for credit losses	(77,603)	(73,009)

	$317,763	$309,822

Schedule of Movements in allowance for credit losses
The movements in allowance for credit losses are as follows:

	June 30,
	2021	2022	2023
Balance at the beginning of year	$41,618	$66,839	$77,603
Adoption of ASU 2016-13	16,284	—	—
Additions	7,749	15,972	5,191
Written off	(3,965)	(3,852)	(4,587)
Translation adjustment	5,153	(1,356)	(5,198)

Balance at the end of year	$66,839	$77,603	$73,009